SCHEDULE OF OTHER EXPENSES (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Notes and other explanatory information [abstract]
Gain from lease modification or termination	$ (9)	¥ (1,525)	¥ 10,239	¥ 102